Note 25 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019
Derivatives hedging borrowings and investments	10,119	19,000
Other Derivatives	1,330	929
Contracts with positive fair values	11,449	19,929

Derivatives hedging borrowings and investments	(2,250)	-
Other Derivatives	(967)	(1,814)
Contracts with negative fair values	(3,217)	(1,814)
Total	8,232	18,115

Disclosure of detailed information about hedged items [text block]
(all amounts in thousands of U.S. dollars)			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2020	2019	2020	2019
MXN	USD	2021	9,838	18,999	156	404
USD	MXN	2021	(5)	(576)	-	-
USD	EUR	2021	(1,969)	-	5	-
EUR	USD	2021	543	588	-	-
JPY	USD	2021	-	(190)	-	-
USD	BRL	2021	412	(234)	85	-
JPY	USD	2030	94	-	(4,958)	2,149
USD	KWD	2021	(246)	103	(59)	38
USD	CAD	2021	-	(200)	-	-
USD	COP	2021	-	(345)	-	-
USD	CNY	2021	(482)	(167)	-	-
Others		2021	47	137	-	-
Total			8,232	18,115	(4,771)	2,591

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-18	Movements 2019	Equity Reserve Dec-19	Movements 2020	Equity Reserve Dec-20
Foreign Exchange	(916)	3,507	2,591	(7,362)	(4,771)
Total Cash flow Hedge	(916)	3,507	2,591	(7,362)	(4,771)